                                                    ----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   February 28, 1997
                                                    Estimated average burden
                                                    Hours per response ....24.60
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2008.

                (Please read instructions before preparing form.)

If amended report check here: [_]

Michael J. Puzo
Name of Institutional Investment Manager

Hemenway & Barnes LLP    60 State Street   Boston,     MA        02109
Business Address         (Street)          (City)      (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2009.

                                     /s/ Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                13F File No.:
-----                         -------------   -----                -------------
1. Brian C. Broderick (12)*   28-11136        6. _______________   _________
2. Timothy F. Fidgeon         28-06169        7. _______________   _________
3. Stephen W. Kidder (35)*    28-11134        8. _______________   _________
4. Lawrence T. Perera         28-06167        9. _______________   _________
5. Kurt F. Somerville (32)*   28-10379        10. ______________   _________

*    Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
ABB LTD                 SPONSORED       000375204      1368237      91155             XX                   23490
                        ADR                                                           XX      12           27240
                                                                                      XX      32            2600
                                                                                      XX      35           35725
                                                                                      XX    32,35           2100
A F L A C INC           COMMON STOCK    001055102      2967590      64738             XX                   14410
                                                                                      XX      12           13932
                                                                                      XX      32            8786
                                                                                      XX      35           27610
ABBOTT LABS             COMMON STOCK    002824100      2220192      41600             XX                   12275
                                                                                      XX      12           23425
                                                                                      XX      32             500
                                                                                      XX      35            2400
                                                                                      XX    32,35           3000
ALNYLAM                 COMMON STOCK    02043Q107       407798      16490             XX                    5265
PHARMACEUTICALS INC                                                                   XX      12            1975
                                                                                      XX      32            4025
                                                                                      XX      35            5225
AMGEN INC               COMMON STOCK    031162100       433125       7500             XX                    2900
                                                                                      XX      32            4000
                                                                                      XX      35             600
APPLIED MATERIALS INC   COMMON STOCK    038222105       260088      25675             XX                   14000
                                                                                      XX      12            6425
                                                                                      XX      32             650
                                                                                      XX      35            4600

APTARGROUP INC          COMMON STOCK    038336103      5984844     169831             XX                   44340
                                                                                      XX      12           31142
                                                                                      XX      32           28275
                                                                                      XX      35           63374
                                                                                      XX    32,35           2700

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
AUTOMATIC DATA          COMMON STOCK    053015103      1674428      42563             XX                   15728
PROCESSING                                                                            XX      12            2500
                                                                                      XX      32           14535
                                                                                      XX      35            7400
                                                                                      XX    32,35           2400
B P PLC ADR             COMMON STOCK    055622104      1804818      38614             XX                   19259
                                                                                      XX      12            3465
                                                                                      XX      32           11700
                                                                                      XX      35            4190
BARRICK GOLD CORP       COMMON STOCK    067901108       514780      14000             XX      35           14000
BERKSHIRE HATHAWAY      CLASS A         084670108       289800          3             XX                       2
INC                                                                                   XX      12               1
BERKSHIRE HATHAWAY      CLASS B         084670207      1041336        324             XX                     103
INC                                                                                   XX      12             151
                                                                                      XX      32              43
                                                                                      XX      35              27
BOTTOMLINE              COMMON STOCK    101388106       107920      15200             XX      12           15200
TECHNOLOGIES INC
BRISTOL MYERS           COMMON STOCK    110122108      1004958      43224             XX                   12100
SQUIBB CO                                                                             XX      12           16500
                                                                                      XX      32            7380
                                                                                      XX      35            7244
CVS CAREMARK            COMMON STOCK    126650100      1520633      52910             XX                    7160
CORPORATION                                                                           XX      12           17000
                                                                                      XX      32            6025
                                                                                      XX      35           21825
                                                                                      XX    32,35            900
CANADIAN NATIONAL       COMMON STOCK    136375102      4483691     121972             XX                   36909
RAILWAY CO                                                                            XX      12           20937
                                                                                      XX      32           23150
                                                                                      XX      35           38975
                                                                                      XX    32,35           2001

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
CHEVRON CORP            COMMON STOCK    166764100      2682966      36271             XX                   15284
                                                                                      XX      12           17387
                                                                                      XX      32            1800
                                                                                      XX      35            1800
CISCO SYS INC           COMMON STOCK    17275R102      2237534     137272             XX                   38454
                                                                                      XX      12           19633
                                                                                      XX      32           31185
                                                                                      XX      35           45300
                                                                                      XX    32,35           2700
COCA COLA CO            COMMON STOCK    191216100       382532       8450             XX                    1150
                                                                                      XX      12            6000
                                                                                      XX      32            1300
COLGATE PALMOLIVE CO    COMMON STOCK    194162103       316998       4625             XX                    1625
                                                                                      XX      32            2200
                                                                                      XX      35             800
CONOCOPHILLIPS          COMMON STOCK    20825C104       249054       4808             XX                    1708
                                                                                      XX      12            3100
E I DU PONT DE          COMMON STOCK    263534109       468657      18524             XX                    2107
NEMOURS & CO                                                                          XX      12           12732
                                                                                      XX      32            3685
E M C CORP              COMMON STOCK    268648102      2711102     258940             XX                   74050
                                                                                      XX      12           51189
                                                                                      XX      32           48500
                                                                                      XX      35           81700
                                                                                      XX    32,35           3501
EATON CORP              COMMON STOCK    278058102       251533       5060             XX                    2900
                                                                                      XX      12             560
                                                                                      XX      32            1500
                                                                                      XX      35             100

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
EMERSON ELECTRIC CO     COMMON STOCK    291011104      5704607     155821             XX                   42960
                                                                                      XX      12           31594
                                                                                      XX      32           28416
                                                                                      XX      35           50250
                                                                                      XX    32,35           2601
ENCANA CORP             COMMON STOCK    292505104      5894082     126809             XX                   38304
                                                                                      XX      12           24306
                                                                                      XX      32           26290
                                                                                      XX      35           36208
                                                                                      XX    32,35           1701
EXXON MOBIL CORP        COMMON STOCK    30231G102      9260599     116004             XX                   34037
                                                                                      XX      12           35325
                                                                                      XX      32           23262
                                                                                      XX      35           20380
                                                                                      XX    32,35           3000
GENERAL ELECTRIC CO     COMMON STOCK    369604103      4208938     259811             XX                   76736
                                                                                      XX      12           59793
                                                                                      XX      32           45442
                                                                                      XX      35           73040
                                                                                      XX    32,35           4800
GILEAD SCIENCES         COMMON STOCK    375558103       649478      12700             XX                   12700
GROUPE DANONE           SPONSORED       399449107       989130      82400             XX                   25000
                        ADR                                                           XX      32             900
                                                                                      XX      35           56500
H & Q HEALTHCARE FD     SH BEN INT      404052102       177120      16000             XX                   16000
H & Q LIFE SCIENCES     SH BEN INT      404053100       103680      12000             XX                   12000
INVESTORS
HSBC HOLDINGS PLC       SPONSORED       404280406       257951       5300             XX                    2700
                        ADR                                                           XX      32            2000
                                                                                      XX    32,35            600

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
HELMERICH & PAYNE INC   COMMON STOCK    423452101       468309      20585             XX                    5450
                                                                                      XX      12            4035
                                                                                      XX      32            5200
                                                                                      XX      35            5450
                                                                                      XX    32,35            450
HEWLETT PACKARD CO      COMMON STOCK    428236103       716728      19750             XX                    2200
                                                                                      XX      12            4500
                                                                                      XX      32            3450
                                                                                      XX      35            9600
HONEYWELL               COMMON STOCK    438516106       293829       8950             XX                    2000
INTERNATIONAL INC                                                                     XX      12            6950
INTEL CORPORATION       COMMON STOCK    458140100      4848253     330713             XX                  110502
                                                                                      XX      12           63159
                                                                                      XX      32           65971
                                                                                      XX      35           84580
                                                                                      XX    32,35           6501
INTL BUSINESS MACHINES  COMMON STOCK    459200101       319219       3793             XX      12            2893
                                                                                      XX      32             900
JOHNSON & JOHNSON       COMMON STOCK    478160104      9949011     166288             XX                   56804
                                                                                      XX      12           38194
                                                                                      XX      32           35049
                                                                                      XX      35           32542
                                                                                      XX    32,35           3699
ELI LILLY & CO.         COMMON STOCK    532457108       330214       8200             XX                    3000
                                                                                      XX      12            2600
                                                                                      XX      32            2600
LINCOLN NATL CORP IND   COMMON STOCK    534187109       519023      27549             XX                    6274
                                                                                      XX      12            9925
                                                                                      XX      32            4873
                                                                                      XX      35            6477

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
MAXWELL TECHNOLOGIES    COMMON STOCK    577767106       159629      31485             XX                    7875
INC                                                                                   XX      12           12250
                                                                                      XX      32             500
                                                                                      XX      35           10860
MERCK & CO INC          COMMON STOCK    589331107      1391256      45765             XX                   22900
                                                                                      XX      12           10915
                                                                                      XX      32            2950
                                                                                      XX      35            9000
MICROSOFT CORP          COMMON STOCK    594918104      2939814     151225             XX                   44452
                                                                                      XX      12           23147
                                                                                      XX      32           47586
                                                                                      XX      35           30040
                                                                                      XX    32,35           6000
NOKIA CORP ADR A        COMMON STOCK    654902204      2739001     175577             XX                   47915
                                                                                      XX      12           38247
                                                                                      XX      32           26431
                                                                                      XX      35           60884
                                                                                      XX    32,35           2100
NOVARTIS AG ADR         COMMON STOCK    66987V109      5101097     102514             XX                   25860
                                                                                      XX      12           19517
                                                                                      XX      32           18247
                                                                                      XX      35           37090
                                                                                      XX    32,35           1800
NOVO NORDISK A/S ADR    COMMON STOCK    670100205       282645       5500             XX                     500
                                                                                      XX      32            1000
                                                                                      XX      35            4000
OYO GEOSPACE CORP       COMMON STOCK    671074102       193480      11075             XX                    2130
                                                                                      XX      12             440
                                                                                      XX      32             425
                                                                                      XX      35            8080

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
ORACLE CORP             COMMON STOCK    68389X105      2651185     149531             XX                   26600
                                                                                      XX      12           36660
                                                                                      XX      32           27325
                                                                                      XX      35           55847
                                                                                      XX    32,35           3099
PEPSICO INC             COMMON STOCK    713448108      3494874      63810             XX                    9780
                                                                                      XX      12            7874
                                                                                      XX      32           16140
                                                                                      XX      35           28516
                                                                                      XX    32,35           1500
PFIZER INC              COMMON STOCK    717081103       431717      24377             XX                    4000
                                                                                      XX      12           12790
                                                                                      XX      32            7587
PORTLAND GENERAL        COMMON STOCK    736508847      1469498      75475             XX                   11975
ELECTRIC CO                                                                           XX      12            1200
                                                                                      XX      32            5100
                                                                                      XX      35           57200
PROCTER & GAMBLE CO     COMMON STOCK    742718109      6395897     103460             XX                   23102
                                                                                      XX      12           38757
                                                                                      XX      32           15722
                                                                                      XX      35           25879
ROCHE HLDG LTD          SPONSORED       771195104       450394       5900             XX                    2500
                        ADR                                                           XX      32            2500
                                                                                      XX    32,35            900
ROYAL DUTCH SHELL PLC   SPONSORED       780259206       624692      11800             XX                    8800
                        ADR                                                           XX      32            1200
                                                                                      XX    32,35           1800
SAN JUAN BASIN          COMMON STOCK    798241105       718504      23200             XX                     100
ROYALTY TRUST                                                                         XX      12            8700
                                                                                      XX      32            1700
                                                                                      XX      35           12700

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
SCHLUMBERGER LTD        COMMON STOCK    806857108       572513      13525             XX                    3625
                                                                                      XX      12             600
                                                                                      XX      32            3800
                                                                                      XX      35            5500
SIMS METAL              SPONSORED       829160100      1199213      96555             XX                   23875
MANAGEMENT LTD          ADR                                                           XX      12           20030
                                                                                      XX      32            9000
                                                                                      XX      35           43650
SONOSITE INC            COMMON STOCK    83568G104       577513      30268             XX                    2720
                                                                                      XX      12            1800
                                                                                      XX      32            1400
                                                                                      XX      35           24348
STATE STREET CORP       COMMON STOCK    857477103      1940542      49340             XX                   11380
                                                                                      XX      12           12100
                                                                                      XX      32            9125
                                                                                      XX      35           13735
                                                                                      XX    32,35           3000
SUNCOR ENERGY INC       COMMON STOCK    867229106       777855      39890             XX                    8430
                                                                                      XX      12            1140
                                                                                      XX      32             850
                                                                                      XX      35           29470
TALISMAN ENERGY INC     COMMON STOCK    87425E103       317083      31740             XX                    4690
                                                                                      XX      32              50
                                                                                      XX      35           27000
3 M COMPANY             COMMON STOCK    88579Y101      5668093      98507             XX                   28559
                                                                                      XX      12           15836
                                                                                      XX      32           20241
                                                                                      XX      35           31870
                                                                                      XX    32,35           2001
UNION PACIFIC CORP      COMMON STOCK    907818108       508305      10634             XX                    2000
                                                                                      XX      12            2234
                                                                                      XX      35            6400
WELLS FARGO & CO        COMMON STOCK    949746101       632818      21466             XX                   20068

AS OF DECEMBER 31, 2008   FORM 13F           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
                                                                                      XX      12            1398
WYETH                   COMMON STOCK    983024100       264446       7050             XX                    1500
                                                                                      XX      12            3550
                                                                                      XX      32            2000
XILINX INC              COMMON STOCK    983919101       631719      35450             XX                    5450
                                                                                      XX      35           30000
ZIMMER HOLDINGS INC     COMMON STOCK    98956P102       909652      22505             XX                    1885
                                                                                      XX      12            4965
                                                                                      XX      32            1270
                                                                                      XX      35           14385
COVIDIEN LTD            COMMON STOCK    G2552X108      1363820      37633             XX                   10403
                                                                                      XX      12            2950
                                                                                      XX      32            5150
                                                                                      XX      35           19130
AGGREGATE TOTAL                                    124,482,040